Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Stock-Based Compensation

10.Stock-Based Compensation

In 2016, the Board and the stockholders of the Company approved the 2016 Stock Incentive Plan of Oklo Inc. (the “Plan”). The Plan provides for the issuance of common stock options, appreciation rights, restricted stock units and other stock-based awards to employees, officers, directors, and consultants. Since the Plan’s inception, only stock options have been awarded under it. Options with a time-based vesting schedule vest at the rate of 20% per year over a period of 5 years, beginning one year following the related grant date, and expire ten years from the date of the grant. Options with milestone-based vesting vest upon completion of milestones specific to each grant. The Plan initially had 1,000,000 shares reserved for issuance under the Plan at its inception. In December 2021, the Company’s Board increased the number of shares of common stock reserved for issuance under the Plan to 1,938,894. In December 2023, the Company’s Board increased the number of shares of common stock reserved for issuance under the Plan to 2,539,514.

Compensation expense for the three months ended March 31, 2024 and 2023 includes the portion of awards vested in the periods for all stock-based awards granted, based on the grant date fair value estimated using a Black-Scholes option valuation model, consistent with authoritative guidance utilizing the following assumptions:

	Three Months Ended
	March 31,
	2024		2023
Expected volatility	79.67%		—
Expected dividend yield	0.00%		—
Risk-free interest rate	4.08%		—
Expected term	6.3	years	—

Expected Volatility – The Company determines volatility based on the historical volatilities of comparable publicly traded companies over a period equal to the expected term because it has no trading history for its common stock price. The comparable companies were chosen based on the similar size, stage in the life cycle, or area of specialty. The Company will continue to apply this process until a sufficient amount of historical information regarding volatility on its own stock becomes available.

Expected Dividend Yield – The Company has not, and does not, intend to pay dividends.

Risk-free Interest Rate – The Company applies the risk-free interest rate based on the U.S. Treasury yield in effect at the time of the grant consistent with the expected term of the award.

Expected Term – The Company calculated the expected term using the simplified method. This method uses the average of the contractual term of the option and the weighted-average vesting period in accordance with authoritative guidance.

Fair Value of Common Stock – The grant date fair market value of the shares of common stock underlying stock options has historically been determined by the Company’s Board. Because there has been no public market for the Company’s common stock, the Board exercises reasonable judgment and considers a number of objective and subjective factors to determine the best estimate of the fair market value, which include contemporaneous valuations performed by an independent third-party, important developments in the Company’s operations, sales of redeemable convertible preferred stock, the rights, preferences and privileges of the Company’s redeemable convertible preferred stock relative to those of its common stock, lack of marketability of its common stock, actual operating results, financial performance, the likelihood of achieving a liquidity event for the Company’s security holders, the trends, the economy in general, the stock price performance and volatility of comparable public companies.

A summary of the stock option award activity during the three months ended March 31, 2024 is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life (in
	Shares	Price	years)
Stock option awards outstanding at January 1, 2024	1,884,965	$9.62	8.47
Exercised	(221,977)	1.98
Granted	58,020	26.47
Stock option awards outstanding at March 31, 2024	1,721,008	11.17	8.54
Stock option awards exercisable at March 31, 2024	358,695	2.46	6.64
Stock option awards not vested at March 31, 2024	1,362,313
Stock option awards available for future grants at March 31, 2024	12,557

The aggregate grant date fair value of stock options granted during the three months ended March 31, 2024 and 2023 was $1,109,656 and $0 respectively. The weighted-average grant-date fair value of stock options granted during the three months ended March 31, 2024 and 2023 was $19.13 and $0 per share, respectively.

The total fair value of stock options vested during the three months ended March 31, 2024 and 2023 was $191,907 and $55,693, respectively.

The intrinsic value for stock options exercised represents the difference between the estimate of fair value based on the valuation of the shares of common stock as of the reporting date and the exercise price of the stock option. During the three months ended March 31, 2024 and 2023, the intrinsic value of the Company’s stock option exercises was $4,204,255 and $0, respectively.

The exercise prices of the stock option awards outstanding and exercisable are summarized as follows as of March 31, 2024:

	Outstanding	Vested
Exercise	Awards	Awards
Price	(Shares)	(Shares)
$0.44	4,729	4,729
$1.75	445,759	273,643
$2.48	212,480	16,255
$2.87	176,880	53,958
$19.28	823,140	8,360
$26.47	58,020	1,750
	1,721,008	358,695

Stock-based compensation expense charged to operations is summarized as follows:

	Three Month Ended March 31,
	2024	2023
Research and development	$394,748	$33,315
General and administration	272,726	14,926
Total costs charged to operations	$667,474	$48,241

As of March 31, 2024, there was approximately $11,742,000 of total unrecognized compensation expense related to outstanding unvested share-based compensation arrangements granted under the Plan. The cost is expected to be recognized over a weighted-average period of 4.46 years.

9. Stock-Based Compensation

In 2016, the Board and the stockholders of the Company approved the 2016 Stock Incentive Plan of Oklo Inc. (the “Plan”). The Plan provides for the issuance of common stock options, appreciation rights, restricted stock units and other stock-based awards to employees, officers, directors, and consultants. Since the Plan’s inception, only stock options have been awarded under it. Options with a time-based vesting schedule vest at the rate of 20% per year over a period of 5 years, beginning one year following the related grant date, and expire ten years from the date of the grant. Options with milestone-based vesting vest upon completion of milestones specific to each grant. The Plan initially had 1,000,000 shares reserved for issuance under the Plan at its inception. In December 2021, the Company’s Board increased the number of shares of common stock reserved for issuance under the Plan to 1,938,894. In December 2023, the Company’s Board increased the number of shares of common stock reserved for issuance under the Plan to 2,539,514.

Compensation expense for the years ended December 31, 2023 and 2022 includes the portion of awards vested in the periods for all stock-based awards granted, based on the grant date fair value estimated using a Black-Scholes option valuation model, consistent with authoritative guidance utilizing the following assumptions:

	Years Ended December 31,
	2023	2022
Expected volatility	75.63% – 78.47%	46.50% – 47.20%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.64% – 4.87%	1.50% – 3.90%
Expected term	6.3 years	6.2 – 6.3 years

Expected Volatility — The Company determines volatility based on the historical volatilities of comparable publicly traded companies over a period equal to the expected term because it has no trading history for its common stock price. The comparable companies were chosen based on the similar size, stage in the life cycle, or area of specialty. The Company will continue to apply this process until a sufficient amount of historical information regarding volatility on its own stock becomes available.

Expected Dividend Yield — The Company has not, and does not, intend to pay dividends.

Risk-free Interest Rate — The Company applies the risk-free interest rate based on the U.S. Treasury yield in effect at the time of the grant consistent with the expected term of the award.

Expected Term — The Company calculated the expected term using the simplified method. This method uses the average of the contractual term of the option and the weighted-average vesting period in accordance with authoritative guidance.

Fair Value of Common Stock — The grant date fair market value of the shares of common stock underlying stock options has historically been determined by the Company’s Board. Because there has been no public market for the Company’s common stock, the Board exercises reasonable judgment and considers a number of objective and subjective factors to determine the best estimate of the fair market value, which include contemporaneous valuations performed by an independent third-party, important developments in the Company’s operations, sales of redeemable convertible preferred stock, the rights, preferences and privileges of the Company’s redeemable convertible preferred stock relative to those of its common stock, lack of marketability of its common stock, actual operating results, financial performance, the likelihood of achieving a liquidity event for the Company’s security holders, the trends, the economy in general, the stock price performance and volatility of comparable public companies.

A summary of the stock option award activity during the year ended December 31, 2023 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Life (in years)
Stock option awards outstanding at January 1, 2022	1,189,477	$2.08	8.22
Exercised	(65,552)	1.74
Forfeited/cancelled	(62,100)	1.75
Granted	823,140	19.28
Stock option awards outstanding at December 31, 2023	1,884,965	9.62	8.47
Stock option awards exercisable at December 31, 2023	522,319	1.94	6.56
Stock option awards not vested at December 31, 2023	1,362,646
Stock option awards available for future grants at December 31, 2023	70,577

The aggregate grant date fair value of stock options granted during the year ended December 31, 2023 and 2022 was $11,342,727 and $1,187,258, respectively. The weighted-average grant-date fair value of stock options granted during the years ended December 31, 2023 and 2022 was $13.78 and $1.32 per share, respectively.

The total fair value of stock options vested during the years ended December 31, 2023 and 2022 was $238,750 and $220,851, respectively.

The intrinsic value for stock options exercised represents the difference between the estimate of fair value based on the valuation of the shares of common stock as of the reporting date and the exercise price of the stock option. During the years ended December 31, 2023 and 2022, the intrinsic value of the Company’s stock option exercises was $1,111,876 and $47,945, respectively.

The exercise prices of the stock option awards outstanding and exercisable are summarized as follows as of December 31, 2023:

		Vested
	Outstanding Awards	Awards
Exercise Price	(Shares)	(Shares)
$0.44	6,820	6,820
$1.75	608,190	406,927
$2.48	238,500	33,740
$2.87	208,315	74,832
$19.28	823,140	—
	1,884,965	522,319

Stock-based compensation expense charged to operations is summarized as follows:

	Years Ended December 31,
	2023	2022
Research and development	$397,909	$123,376
General and administration	379,494	164,872
Total costs charged to operations	$777,403	$288,248

As of December 31, 2023, there was approximately $11,309,000 of total unrecognized compensation expense related to outstanding unvested stock-based compensation arrangements granted under the Plan. The cost is expected to be recognized over a weighted-average period of 4.68 years.